                                                                 SchwabFunds(R)

                                                                    Schwab
                                                                Value Advantage
                                                                 Money Fund(R)


           [Graphic - The Schwab Building, San Francisco, California]

   Annual Report
   December 31, 1996

Dear Shareholder,

                  It's been an exciting year at SchwabFunds(R). With the support
[Photo of         of investors like you, the SchwabFunds Family(R) continues to
Charles R.        rank among the largest and fastest-growing mutual fund
Schwab]           complexes in the nation. In total, Charles Schwab Investment
                  Management, Inc. (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.



                                  /s/ Charles R. Schwab
                                 -----------------------
                                      Charles R. Schwab

Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD
                                              TO YOUR SCHWAB VALUE ADVANTAGE
                                              INVESTMENTS.(R)


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB VALUE ADVANTAGE INVESTMENTS.(R)

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your invest-ment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free
Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!
-------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB VALUE ADVANTAGE
INVESTMENTS(R) COUPON
---------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.


-----------------------------
Name

$
--------------------------------------
Amount of Investment*

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT
 MINIMUM IS $5,000. ($2,000 FOR IRAs AND OTHER RETIREMENT ACCOUNTS INVESTED IN THE SCHWAB VALUE ADVANTAGE MONEY FUND)

Please indicate to which Schwab Value Advantage Investment(s) your investment should go:


          -
---------   ----------
SCHWAB ACCOUNT NUMBER

[ ] Schwab Value Advantage Money Fund (R)

[ ] Schwab Municipal Money Fund -- Value Advantage Shares(TM)

[ ] Schwab California Municipal Money Fund -- Value
    Advantage Shares(TM) (for California taxpayers only)

[ ] Schwab New York Municipal Money Fund -- Value
    Advantage Shares(TM) (for New York taxpayers only)

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TP4505 (2/97) CRS 11011.

CHARLESSCHWAB


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB VALUE ADVANTAGE
INVESTMENTS:

1.  Fill out the Schwab investment coupon completely,    THIS ENVELOPE MUST
    including your name, account number, amount of your  BE PRECEDED OR check and signature. Please use one coupon for each  ACCOMPANIED BY A
    account.                                             CURRENT PROSPECTUS.
                                                         AN INVESTMENT IN A
2.  Make your check payable to CHARLES SCHWAB & CO.,     FUND IS NEITHER INSURED
    INC. and enclose your check with the completed       NOR GUARANTEED BY THE
    coupon in this postage-paid envelope.                U.S. GOVERNMENT. THERE
                                                         CAN BE NO ASSURANCE
3.  Then just drop your investment envelope in the       THAT A FUND WILL BE
    mail today--and start putting your money to work!    ABLE TO MAINTAIN A
    If you have any questions, don't hesitate to call    STABLE NET ASSET VALUE
    1-800-2 NO LOAD.                                     OF $1.00 PER SHARE.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO INC
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

                                TABLE OF CONTENTS

OVERVIEW ............................................................      1
FUND SUMMARY ........................................................      2
ECONOMIC HIGHLIGHTS .................................................      6
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ..........................     10
GLOSSARY OF TERMS ...................................................     12
PORTFOLIO SUMMARY ...................................................     13
FINANCIAL STATEMENTS AND NOTES ......................................     14


OVERVIEW

We're pleased to report on the performance of your investment in the Schwab Value Advantage Money Fund(R) for the year ended December 31, 1996. During the year, the Schwab Value Advantage Money Fund provided you with higher than average money market fund yields on your larger cash balances, combined with capital stability and liquidity.

The Fund seeks to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

SCHWAB VALUE ADVANTAGE MONEY FUND(R) SUMMARY

PERFORMANCE REVIEW

The table below presents the Fund's 7-day average yields at the year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                               7-DAY AVERAGE YIELDS 1
                                  (as of 12/31/96)

                                          Simple     Compound
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund         5.14%        5.27%
--------------------------------------------------------------------------------


YOUR YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers you the potential to earn higher yields than most money market funds. It is specifically designed for cash reserves that you do not need to access regularly. The Fund's 7-day simple yield consistently outperformed the average 7-day simple yield for its category during the 12-month reporting period, as the chart at the right illustrates.


1 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 4.86% and the 7-day compound yield would have been 4.98% at December 31, 1996.

                     SCHWAB VALUE ADVANTAGE MONEY FUND'S(R)
                      YIELD CONSISTENTLY OUTPERFORMED ITS
                       CATEGORY AVERAGE* THROUGHOUT 1996

The following is a line graph which illustrates the simple 7-day average yield of the Schwab Value Advantage Money Fund vs. the average of the simple 7-day average yield of the funds in IBC Financial Data, Inc.'s First Tier category for each week on 1996.

                                    [GRAPH]

                               IBC First
                               Tier
                               Average                       Value Advantage
 1/2/96                        5.12%                         5.46%
 1/9/96                        5.09%                         5.40%
 1/16/96                       5.03%                         5.37%
 1/23/96                       5.01%                         5.33%
 1/30/96                       4.97%                         5.30%
 2/6/96                        4.88%                         5.25%
 2/13/96                       4.82%                         5.19%
 2/20/96                       4.78%                         5.13%
 2/27/96                       4.74%                         5.08%
 3/5/96                        4.74%                         5.07%
 3/12/96                       4.67%                         5.05%
 3/19/96                       4.70%                         5.04%
 3/26/96                       4.68%                         5.02%
 4/2/96                        4.70%                         5.03%
 4/9/96                        4.68%                         5.03%
 4/16/96                       4.70%                         5.03%
 4/23/96                       4.67%                         5.01%
 4/30/96                       4.68%                         5.01%
 5/7/96                        4.67%                         5.02%
 5/14/96                       4.67%                         5.03%
 5/21/96                       4.67%                         5.03%
 5/28/96                       4.67%                         5.03%
 6/4/96                        4.69%                         5.03%
 6/11/96                       4.68%                         5.05%
 6/18/96                       4.69%                         5.06%
 6/25/96                       4.71%                         5.05%
 7/2/96                        4.73%                         5.07%
 7/9/96                        4.72%                         5.09%
 7/16/96                       4.72%                         5.11%
 7/23/96                       4.73%                         5.12%
 7/30/96                       4.74%                         5.14%
 8/6/96                        4.78%                         5.16%
 8/13/96                       4.73%                         5.15%
 8/20/96                       4.74%                         5.14%
 8/27/96                       4.73%                         5.15%
 9/3/96                        4.74%                         5.15%
 9/10/96                       4.74%                         5.16%
 9/17/96                       4.75%                         5.17%
 9/24/96                       4.75%                         5.14%
10/1/96                        4.78%                         5.16%
10/8/96                        4.75%                         5.17%
10/15/96                       4.76%                         5.17%
10/22/96                       4.74%                         5.15%
10/29/96                       4.75%                         5.15%
11/5/96                        4.75%                         5.15%
11/12/96                       4.74%                         5.14%
11/19/96                       4.75%                         5.13%
11/26/96                       4.75%                         5.12%
12/3/96                        4.78%                         5.13%
12/10/96                       4.74%                         5.13%
12/17/96                       4.76%                         5.13%
12/24/96                       4.78%                         5.14%
12/31/96                       4.82%                         5.14%

- Schwab Value Advantage Money Fund   - IBC Financial Data's Money Fund Average

*First Tier Taxable Money Funds

Source IBC Financial Data, Inc.'s MONEY FUND REPORT, 1996, Average 7-day current yield of the funds in IBC Financial Data, Inc.'s First Tier category of the Taxable Money Funds for each week in 1996. Weekly number of funds in the category ranged from 266 to 273.



PORTFOLIO COMPOSITION

The chart on the following page illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

                      SCHWAB VALUE ADVANTAGE MONEY FUND(R)
                   PORTFOLIO COMPOSITION - DECEMBER 31, 1996

The following is a pie chart illustrating the portfolio composition of the Schwab Value Advantage Money Fund as of December 31, 1996.

                                  [PIE CHART]


Certificates of Deposit                            32%
Commercial Paper & Other Corporate Obligations     59%
Variable Rate Obligations                           6%
Other                                               3%


The Schwab Value Advantage Money Fund invests in bank certificates of deposit, time deposits, banker's acceptances, highly-rated commercial paper and notes, and other highly-rated corporate obligations, as well as repurchase agreements, U.S. Treasury securities and other obligations of the U.S. and Canadian governments, their agencies and instrumentalities.


STRONG GROWTH IN FUND ASSETS AND SHAREHOLDERS

The table below illustrates the growth in the Schwab Value Advantage Money Fund's total net assets and number of shareholders during the year.

                              12/31/96       12/31/95    Change
================================================================================
Total Net Assets (000s)     $10,476,537     $6,923,890     +51%
--------------------------------------------------------------------------------
Shareholder Accounts           97,880          67,109      +46%
================================================================================

MAKING THE MOST OF YOUR MONEY

The choice of the most appropriate money fund will depend upon such factors as your attitudes toward risk and return, your income tax bracket, and how much money you normally keep in your money fund.

The Schwab Value Advantage Money Fund(R) is designed to offer you higher yields than most money market funds. By requiring higher account balances and limiting shareholder transactions, the Fund's operating expenses are minimized in order to maximize your returns. To help achieve this goal, the Schwab Value Advantage Money Fund is not designed to transfer cash balances to settle trades, or cover Schwab One(R) checks, margin calls, or insufficient funds in your Schwab brokerage or Schwab One account.

If you expect to access your money regularly, you may wish to invest your short-term funds in one of our six sweep money funds and keep your longer-term cash reserves in the Schwab Value Advantage Money Fund to gain the opportunity for higher yields. Our sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. These funds automatically invest or "sweep" balances of $100 or more from your brokerage account into the sweep money fund you select, where it will be available to settle trades and cover other day-to-day transactions.

We offer both taxable and tax-advantaged choices to meet your individual needs. If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. Consult your tax advisor for specific guidance on your own tax situation before investing.

ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION

REAL GDP GROWTH RATE
(QUARTERLY % CHANGE, ANNUAL RATE)


        The following is a bar graph which illustraates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.

                                   [GRAPHIC]

Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source: Bloomberg L.P.

- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.

                                    [GRAPH]

US Unemployment Rate
Source:  Bloomberg

                             Unemployment Rate
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%



Source: Bloomberg L.P.


- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

                             MEASURES OF INFLATION

The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.

                                    [GRAPH]


Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%


Quarterly Employment Cost Index              Monthly Consumer Price Index

Source: Bloomberg L.P.

- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

                       SHORT-TERM INTEREST RATES IN 1996

YIELDS
90-Day Commercial Paper
January 2, 1996-December 31, 1996

        The following is a line graph which illustrates the 90 day commercial paper rates for each day in 1996.

                                    [GRAPH]

                                                        CHART 12
                                                        90 Day Commercial Paper
                           1/2/96                       5.50%
                           1/3/96                       5.51%
                           1/4/96                       5.49%
                           1/5/96                       5.46%
                           1/8/96                       5.48%
                           1/9/96                       5.47%
                           1/10/96                      5.45%
                           1/11/96                      5.44%
                           1/12/96                      5.43%
                           1/15/96                      5.43%
                           1/16/96                      5.42%
                           1/17/96                      5.41%
                           1/18/96                      5.39%
                           1/19/96                      5.38%
                           1/22/96                      5.37%
                           1/23/96                      5.36%
                           1/24/96                      5.35%
                           1/25/96                      5.34%
                           1/26/96                      5.34%
                           1/29/96                      5.32%
                           1/30/96                      5.31%
                           1/31/96                      5.27%
                           2/1/96                       5.21%
                           2/2/96                       5.17%
                           2/5/96                       5.17%
                           2/6/96                       5.16%
                           2/7/96                       5.16%
                           2/8/96                       5.15%
                           2/9/96                       5.14%
                           2/12/96                      5.13%
                           2/13/96                      5.13%
                           2/14/96                      5.12%
                           2/15/96                      5.12%
                           2/16/96                      5.12%
                           2/20/96                      5.14%
                           2/21/96                      5.16%
                           2/22/96                      5.14%
                           2/23/96                      5.13%
                           2/26/96                      5.14%
                           2/27/96                      5.16%
                           2/28/96                      5.16%
                           2/29/96                      5.19%
                           3/1/96                       5.19%
                           3/4/96                       5.17%
                           3/5/96                       5.18%
                           3/6/96                       5.19%
                           3/7/96                       5.19%
                           3/8/96                       5.31%
                           3/11/96                      5.31%
                           3/12/96                      5.32%
                           3/13/96                      5.34%
                           3/14/96                      5.34%
                           3/15/96                      5.34%
                           3/18/96                      5.36%
                           3/19/96                      5.36%
                           3/20/96                      5.36%
                           3/21/96                      5.35%
                           3/22/96                      5.35%
                           3/25/96                      5.37%
                           3/26/96                      5.36%
                           3/27/96                      5.37%
                           3/28/96                      5.39%
                           3/29/96                      5.38%
                           4/1/96                       5.36%
                           4/2/96                       5.36%
                           4/3/96                       5.36%
                           4/4/96                       5.36%
                           4/5/96                       5.36%
                           4/8/96                       5.40%
                           4/9/96                       5.41%
                           4/10/96                      5.41%
                           4/11/96                      5.41%
                           4/12/96                      5.41%
                           4/15/96                      5.41%
                           4/16/96                      5.40%
                           4/17/96                      5.39%
                           4/18/96                      5.39%
                           4/19/96                      5.38%
                           4/22/96                      5.38%
                           4/23/96                      5.38%
                           4/24/96                      5.38%
                           4/25/96                      5.38%
                           4/26/96                      5.38%
                           4/29/96                      5.38%
                           4/30/96                      5.39%
                           5/1/96                       5.40%
                           5/2/96                       5.41%
                           5/3/96                       5.41%
                           5/6/96                       5.41%
                           5/7/96                       5.41%
                           5/8/96                       5.41%
                           5/9/96                       5.40%
                           5/10/96                      5.39%
                           5/13/96                      5.38%
                           5/14/96                      5.38%
                           5/15/96                      5.38%
                           5/16/96                      5.38%
                           5/17/96                      5.38%
                           5/20/96                      5.38%
                           5/21/96                      5.37%
                           5/22/96                      5.37%
                           5/23/96                      5.37%
                           5/24/96                      5.37%
                           5/27/96                      5.37%
                           5/28/96                      5.37%
                           5/29/96                      5.37%
                           5/30/96                      5.39%
                           5/31/96                      5.40%
                           6/3/96                       5.43%
                           6/4/96                       5.42%
                           6/5/96                       5.42%
                           6/6/96                       5.41%
                           6/7/96                       5.50%
                           6/10/96                      5.51%
                           6/11/96                      5.50%
                           6/12/96                      5.49%
                           6/13/96                      5.49%
                           6/14/96                      5.49%
                           6/17/96                      5.50%
                           6/18/96                      5.50%
                           6/19/96                      5.50%
                           6/20/96                      5.50%
                           6/21/96                      5.50%
                           6/24/96                      5.51%
                           6/25/96                      5.50%
                           6/26/96                      5.50%
                           6/27/96                      5.51%
                           6/28/96                      5.52%
                           7/1/96                       5.50%
                           7/2/96                       5.50%
                           7/3/96                       5.50%
                           7/4/96                       5.50%
                           7/5/96                       5.59%
                           7/8/96                       5.59%
                           7/9/96                       5.56%
                           7/10/96                      5.54%
                           7/11/96                      5.54%
                           7/12/96                      5.55%
                           7/15/96                      5.56%
                           7/16/96                      5.56%
                           7/17/96                      5.55%
                           7/18/96                      5.54%
                           7/19/96                      5.51%
                           7/22/96                      5.51%
                           7/23/96                      5.51%
                           7/24/96                      5.50%
                           7/25/96                      5.50%
                           7/26/96                      5.52%
                           7/29/96                      5.52%
                           7/30/96                      5.54%
                           7/31/96                      5.55%
                           8/1/96                       5.54%
                           8/2/96                       5.47%
                           8/5/96                       5.44%
                           8/6/96                       5.43%
                           8/7/96                       5.43%
                           8/8/96                       5.42%
                           8/9/96                       5.41%
                           8/12/96                      5.40%
                           8/13/96                      5.40%
                           8/14/96                      5.40%
                           8/15/96                      5.41%
                           8/16/96                      5.40%
                           8/19/96                      5.40%
                           8/20/96                      5.40%
                           8/21/96                      5.40%
                           8/22/96                      5.39%
                           8/23/96                      5.39%
                           8/26/96                      5.42%
                           8/27/96                      5.42%
                           8/28/96                      5.42%
                           8/29/96                      5.42%
                           8/30/96                      5.45%
                           9/2/96                       5.45%
                           9/3/96                       5.53%
                           9/4/96                       5.53%
                           9/5/96                       5.55%
                           9/6/96                       5.57%
                           9/9/96                       5.54%
                           9/10/96                      5.53%
                           9/11/96                      5.53%
                           9/12/96                      5.51%
                           9/13/96                      5.47%
                           9/16/96                      5.46%
                           9/17/96                      5.50%
                           9/18/96                      5.52%
                           9/19/96                      5.54%
                           9/20/96                      5.56%
                           9/23/96                      5.59%
                           9/24/96                      5.61%
                           9/25/96                      5.48%
                           9/26/96                      5.46%
                           9/27/96                      5.47%
                           9/30/96                      5.49%
                          10/1/96                       5.48%
                          10/2/96                       5.48%
                          10/3/96                       5.49%
                          10/4/96                       5.44%
                          10/7/96                       5.43%
                          10/8/96                       5.43%
                          10/9/96                       5.43%
                          10/10/96                      5.43%
                          10/11/96                      5.43%
                          10/14/96                      5.43%
                          10/15/96                      5.42%
                          10/16/96                      5.42%
                          10/17/96                      5.42%
                          10/18/96                      5.42%
                          10/21/96                      5.42%
                          10/22/96                      5.42%
                          10/23/96                      5.42%
                          10/24/96                      5.42%
                          10/25/96                      5.42%
                          10/28/96                      5.43%
                          10/29/96                      5.42%
                          10/30/96                      5.41%
                          10/31/96                      5.41%
                          11/1/96                       5.41%
                          11/4/96                       5.41%
                          11/5/96                       5.41%
                          11/6/96                       5.41%
                          11/7/96                       5.41%
                          11/8/96                       5.40%
                          11/11/96                      5.40%
                          11/12/96                      5.40%
                          11/13/96                      5.40%
                          11/14/96                      5.40%
                          11/15/96                      5.42%
                          11/18/96                      5.42%
                          11/19/96                      5.41%
                          11/20/96                      5.41%
                          11/21/96                      5.41%
                          11/22/96                      5.40%
                          11/25/96                      5.41%
                          11/26/96                      5.41%
                          11/27/96                      5.42%
                          11/28/96                      5.42%
                          11/29/96                      5.44%
                          12/2/96                       5.44%
                          12/3/96                       5.42%
                          12/4/96                       5.42%
                          12/5/96                       5.41%
                          12/6/96                       5.43%
                          12/9/96                       5.43%
                          12/10/96                      5.43%
                          12/11/96                      5.44%
                          12/12/96                      5.44%
                          12/13/96                      5.47%
                          12/16/96                      5.48%
                          12/17/96                      5.49%
                          12/18/96                      5.52%
                          12/19/96                      5.55%
                          12/20/96                      5.57%
                          12/23/96                      5.58%
                          12/24/96                      5.60%
                          12/25/96                      5.60%
                          12/26/96                      5.61%
                          12/27/96                      5.64%
                          12/30/96                      5.65%
                          12/31/96                      5.63%

__ 90-Day Commercial Paper
Source: Bloomberg L.P.

- Short-term interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term rates exhibited a significant degree of volatility, much of which was a result of the market's reaction to strong employment reports.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment Officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

LINDA KLINGMAN - Senior Portfolio Manager and Vice President, Schwab Value Advantage Money Fund(R). Ms. Klingman has managed the Schwab Value Advantage Money Fund since April of 1992. She joined CSIM in 1990.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During the reporting period, the Portfolio Manager adjusted the weighted average maturity of the Fund in an effort to capitalize on opportunities to buy higher yielding money market instruments resulting from market fluctuations. Specifically, periodic uncertainties about the future direction of the economy led the market to overreact to reports of economic growth. An example of this was strong employment reports released throughout the year, which drove up interest rates for short periods. The resulting increase in short-term rates presented us with opportunities to moderately extend the Fund's average maturity and lock in higher yields at different points throughout the year. Conversely, during periods when there was no clear benefit to extend maturity, we elected not to do so. The weighted average maturity of the Fund was 59 days at the beginning of the reporting period and 50 days at the close of the period.

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUND?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the Schwab Value Advantage Money Fund, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Schwab Value Advantage Money Fund(R) are insured or are backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

GLOSSARY OF TERMS


COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time -- adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%

                                                        CHART 12
                                                        90 Day Commercial Paper
                           1/2/96                       5.50%
                           1/3/96                       5.51%
                           1/4/96                       5.49%
                           1/5/96                       5.46%
                           1/8/96                       5.48%
                           1/9/96                       5.47%
                           1/10/96                      5.45%
                           1/11/96                      5.44%
                           1/12/96                      5.43%
                           1/15/96                      5.43%
                           1/16/96                      5.42%
                           1/17/96                      5.41%
                           1/18/96                      5.39%
                           1/19/96                      5.38%
                           1/22/96                      5.37%
                           1/23/96                      5.36%
                           1/24/96                      5.35%
                           1/25/96                      5.34%
                           1/26/96                      5.34%
                           1/29/96                      5.32%
                           1/30/96                      5.31%
                           1/31/96                      5.27%
                           2/1/96                       5.21%
                           2/2/96                       5.17%
                           2/5/96                       5.17%
                           2/6/96                       5.16%
                           2/7/96                       5.16%
                           2/8/96                       5.15%
                           2/9/96                       5.14%
                           2/12/96                      5.13%
                           2/13/96                      5.13%
                           2/14/96                      5.12%
                           2/15/96                      5.12%
                           2/16/96                      5.12%
                           2/20/96                      5.14%
                           2/21/96                      5.16%
                           2/22/96                      5.14%
                           2/23/96                      5.13%
                           2/26/96                      5.14%
                           2/27/96                      5.16%
                           2/28/96                      5.16%
                           2/29/96                      5.19%
                           3/1/96                       5.19%
                           3/4/96                       5.17%
                           3/5/96                       5.18%
                           3/6/96                       5.19%
                           3/7/96                       5.19%
                           3/8/96                       5.31%
                           3/11/96                      5.31%
                           3/12/96                      5.32%
                           3/13/96                      5.34%
                           3/14/96                      5.34%
                           3/15/96                      5.34%
                           3/18/96                      5.36%
                           3/19/96                      5.36%
                           3/20/96                      5.36%
                           3/21/96                      5.35%
                           3/22/96                      5.35%
                           3/25/96                      5.37%
                           3/26/96                      5.36%
                           3/27/96                      5.37%
                           3/28/96                      5.39%
                           3/29/96                      5.38%
                           4/1/96                       5.36%
                           4/2/96                       5.36%
                           4/3/96                       5.36%
                           4/4/96                       5.36%
                           4/5/96                       5.36%
                           4/8/96                       5.40%
                           4/9/96                       5.41%
                           4/10/96                      5.41%
                           4/11/96                      5.41%
                           4/12/96                      5.41%
                           4/15/96                      5.41%
                           4/16/96                      5.40%
                           4/17/96                      5.39%
                           4/18/96                      5.39%
                           4/19/96                      5.38%
                           4/22/96                      5.38%
                           4/23/96                      5.38%
                           4/24/96                      5.38%
                           4/25/96                      5.38%
                           4/26/96                      5.38%
                           4/29/96                      5.38%
                           4/30/96                      5.39%
                           5/1/96                       5.40%
                           5/2/96                       5.41%
                           5/3/96                       5.41%
                           5/6/96                       5.41%
                           5/7/96                       5.41%
                           5/8/96                       5.41%
                           5/9/96                       5.40%
                           5/10/96                      5.39%
                           5/13/96                      5.38%
                           5/14/96                      5.38%
                           5/15/96                      5.38%
                           5/16/96                      5.38%
                           5/17/96                      5.38%
                           5/20/96                      5.38%
                           5/21/96                      5.37%
                           5/22/96                      5.37%
                           5/23/96                      5.37%
                           5/24/96                      5.37%
                           5/27/96                      5.37%
                           5/28/96                      5.37%
                           5/29/96                      5.37%
                           5/30/96                      5.39%
                           5/31/96                      5.40%
                           6/3/96                       5.43%
                           6/4/96                       5.42%
                           6/5/96                       5.42%
                           6/6/96                       5.41%
                           6/7/96                       5.50%
                           6/10/96                      5.51%
                           6/11/96                      5.50%
                           6/12/96                      5.49%
                           6/13/96                      5.49%
                           6/14/96                      5.49%
                           6/17/96                      5.50%
                           6/18/96                      5.50%
                           6/19/96                      5.50%
                           6/20/96                      5.50%
                           6/21/96                      5.50%
                           6/24/96                      5.51%
                           6/25/96                      5.50%
                           6/26/96                      5.50%
                           6/27/96                      5.51%
                           6/28/96                      5.52%
                           7/1/96                       5.50%
                           7/2/96                       5.50%
                           7/3/96                       5.50%
                           7/4/96                       5.50%
                           7/5/96                       5.59%
                           7/8/96                       5.59%
                           7/9/96                       5.56%
                           7/10/96                      5.54%
                           7/11/96                      5.54%
                           7/12/96                      5.55%
                           7/15/96                      5.56%
                           7/16/96                      5.56%
                           7/17/96                      5.55%
                           7/18/96                      5.54%
                           7/19/96                      5.51%
                           7/22/96                      5.51%
                           7/23/96                      5.51%
                           7/24/96                      5.50%
                           7/25/96                      5.50%
                           7/26/96                      5.52%
                           7/29/96                      5.52%
                           7/30/96                      5.54%
                           7/31/96                      5.55%
                           8/1/96                       5.54%
                           8/2/96                       5.47%
                           8/5/96                       5.44%
                           8/6/96                       5.43%
                           8/7/96                       5.43%
                           8/8/96                       5.42%
                           8/9/96                       5.41%
                           8/12/96                      5.40%
                           8/13/96                      5.40%
                           8/14/96                      5.40%
                           8/15/96                      5.41%
                           8/16/96                      5.40%
                           8/19/96                      5.40%
                           8/20/96                      5.40%
                           8/21/96                      5.40%
                           8/22/96                      5.39%
                           8/23/96                      5.39%
                           8/26/96                      5.42%
                           8/27/96                      5.42%
                           8/28/96                      5.42%
                           8/29/96                      5.42%
                           8/30/96                      5.45%
                           9/2/96                       5.45%
                           9/3/96                       5.53%
                           9/4/96                       5.53%
                           9/5/96                       5.55%
                           9/6/96                       5.57%
                           9/9/96                       5.54%
                           9/10/96                      5.53%
                           9/11/96                      5.53%
                           9/12/96                      5.51%
                           9/13/96                      5.47%
                           9/16/96                      5.46%
                           9/17/96                      5.50%
                           9/18/96                      5.52%
                           9/19/96                      5.54%
                           9/20/96                      5.56%
                           9/23/96                      5.59%
                           9/24/96                      5.61%
                           9/25/96                      5.48%
                           9/26/96                      5.46%
                           9/27/96                      5.47%
                           9/30/96                      5.49%
                          10/1/96                       5.48%
                          10/2/96                       5.48%
                          10/3/96                       5.49%
                          10/4/96                       5.44%
                          10/7/96                       5.43%
                          10/8/96                       5.43%
                          10/9/96                       5.43%
                          10/10/96                      5.43%
                          10/11/96                      5.43%
                          10/14/96                      5.43%
                          10/15/96                      5.42%
                          10/16/96                      5.42%
                          10/17/96                      5.42%
                          10/18/96                      5.42%
                          10/21/96                      5.42%
                          10/22/96                      5.42%
                          10/23/96                      5.42%
                          10/24/96                      5.42%
                          10/25/96                      5.42%
                          10/28/96                      5.43%
                          10/29/96                      5.42%
                          10/30/96                      5.41%
                          10/31/96                      5.41%
                          11/1/96                       5.41%
                          11/4/96                       5.41%
                          11/5/96                       5.41%
                          11/6/96                       5.41%
                          11/7/96                       5.41%
                          11/8/96                       5.40%
                          11/11/96                      5.40%
                          11/12/96                      5.40%
                          11/13/96                      5.40%
                          11/14/96                      5.40%
                          11/15/96                      5.42%
                          11/18/96                      5.42%
                          11/19/96                      5.41%
                          11/20/96                      5.41%
                          11/21/96                      5.41%
                          11/22/96                      5.40%
                          11/25/96                      5.41%
                          11/26/96                      5.41%
                          11/27/96                      5.42%
                          11/28/96                      5.42%
                          11/29/96                      5.44%
                          12/2/96                       5.44%
                          12/3/96                       5.42%
                          12/4/96                       5.42%
                          12/5/96                       5.41%
                          12/6/96                       5.43%
                          12/9/96                       5.43%
                          12/10/96                      5.43%
                          12/11/96                      5.44%
                          12/12/96                      5.44%
                          12/13/96                      5.47%
                          12/16/96                      5.48%
                          12/17/96                      5.49%
                          12/18/96                      5.52%
                          12/19/96                      5.55%
                          12/20/96                      5.57%
                          12/23/96                      5.58%
                          12/24/96                      5.60%
                          12/25/96                      5.60%
                          12/26/96                      5.61%
                          12/27/96                      5.64%
                          12/30/96                      5.65%
                          12/31/96                      5.63%

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                           ASSET GROWTH

    Total                      Total                     Percentage
  Net Assets                Net Assets                   Growth Over
as of 12/31/96            as of 12/31/95                  Reporting
    (000s)                    (000s)                       Period
---------------------------------------------------------------------
 $ 10,476,537                $6,923,890                      51%
---------------------------------------------------------------------

         AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

     Last                      Last                         Last
  Seven Days                Three Months                Twelve Months
---------------------------------------------------------------------
    5.14%                       5.14%                       5.14%
---------------------------------------------------------------------

                         MATURITY SCHEDULE
                    PERCENT OF TOTAL INVESTMENTS

 Maturity Range      3/31/96      6/30/96      9/30/96       12/31/96
---------------------------------------------------------------------
    0 -  15 Days        26.9%       20.1%          22.7%        18.4%
   16 -  30 Days        17.4        21.4           20.3         18.8
   31 -  60 Days        24.5        32.2           26.6         30.8
   61 -  90 Days        16.2        10.7           12.7         20.1
   91 - 120 Days         6.7         4.2            2.5          6.8
   Over 120 Days         8.3        11.4           15.2          5.1
Weighted Average       57 Days    58 Days         57 Days      50 Days
---------------------------------------------------------------------

                              PORTFOLIO QUALITY

                                       Percent of
                          SEC Tier     Net Assets
                           Rating       12/31/96
                          -----------------------
                           Tier 1        100.0%
                           Tier 2          0.0%
                          -----------------------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
COMMERCIAL PAPER AND OTHER CORPORATE
  OBLIGATIONS--58.9%(a)
ASSET BACKED SECURITIES--17.5%
Alpha Finance Corp.
  5.39%, 02/03/97                                        $20,000         $19,903
Asset Securitization Cooperative Corp.
  5.40%, 01/23/97                                         65,000          64,790
  5.40%, 01/30/97                                         25,000          24,893
  5.40%, 02/05/97                                         50,000          49,741
  5.39%, 02/05/97                                         25,000          24,871
  5.38%, 02/20/97                                         26,000          25,809
  5.46%, 03/25/97                                         11,000          10,864
Barton Capital Corp.
  5.40%, 01/16/97                                         16,902          16,864
  5.38%, 02/26/97                                         38,015          37,702
Beta Finance, Inc.
  5.42%, 01/21/97                                         17,000          16,950
  5.42%, 01/23/97                                         16,000          15,948
  5.38%, 02/25/97                                         11,000          10,911
  5.78%, 03/24/97                                         61,000          60,219
  5.76%, 03/24/97                                         16,000          15,796
  5.80%, 04/15/97                                         35,000          35,000
  5.51%, 04/23/97                                         22,500          22,125
CC (USA) Inc.
  5.39%, 02/14/97                                          8,500           8,445
  5.38%, 02/25/97                                          8,000           7,935
  5.41%, 03/13/97                                         10,000           9,895
Corporate Asset Funding Corp.
  5.40%, 01/27/97                                         50,000          49,808
Corporate Receivables Corp.
  5.43%, 01/13/97                                         40,000          39,929
  5.42%, 01/17/97                                         23,000          22,945
  5.43%, 01/24/97                                         35,000          34,881
  5.40%, 01/28/97                                         35,000          34,860
  5.38%, 02/13/97                                         35,000          34,778
  5.38%, 02/21/97                                         15,000          14,887
CXC, Inc.
  5.43%, 01/13/97                                         40,000          39,929
  5.41%, 01/28/97                                         25,000          24,900
  5.40%, 01/28/97                                         37,000          36,852
  5.42%, 02/04/97                                         25,000          24,874
  5.38%, 02/07/97                                         30,000          29,837
  5.38%, 02/14/97                                         22,000          21,857
  5.39%, 02/21/97                                         30,000          29,774

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Dakota Certificates Program of Citibank Credit Card
  Master Trust I
  5.44%, 01/08/97                                        $25,000         $24,974
  5.42%, 02/03/97                                         10,000           9,951
  5.42%, 02/07/97                                         20,000          19,890
  5.40%, 02/11/97                                         20,000          19,879
  5.53%, 03/11/97                                         30,000          29,686
  5.52%, 03/13/97                                         20,000          19,785
Enterprise Funding Corp.
  5.87%, 01/06/97                                         44,511          44,475
  5.42%, 01/09/97                                         21,721          21,695
  5.42%, 01/10/97                                          6,121           6,113
  5.42%, 01/13/97                                         25,332          25,287
  5.41%, 01/14/97                                         10,128          10,108
  5.39%, 01/30/97                                         17,000          16,927
  5.41%, 02/07/97                                         24,354          24,221
  5.40%, 02/10/97                                         22,000          21,870
  5.43%, 02/27/97                                         16,500          16,360
  5.39%, 02/28/97                                         19,304          19,139
Eureka Securitization, Inc.
  5.45%, 02/12/97                                         20,000          19,874
  5.40%, 03/04/97                                         15,000          14,862
  5.44%, 03/13/97                                         25,000          24,736
  5.46%, 03/18/97                                         20,000          19,773
First Deposit Master Trust Series 1993-3
  5.42%, 01/15/97                                         20,000          19,958
  5.40%, 02/19/97                                         20,000          19,855
Kitty Hawk Funding Corp.
  5.45%, 03/03/97                                         25,000          24,772
  5.47%, 03/14/97                                         10,000           9,892
McKenna Triangle National Corp.
  5.38%, 02/18/97                                         25,000          24,823
Mont Blanc Capital Corp.
  5.50%, 01/09/97                                         10,000           9,988
  5.46%, 03/18/97                                         30,000          29,659
Monte Rosa Capital Corp.
  5.40%, 01/24/97                                         25,423          25,336
National Fleet Funding
  5.38%, 01/08/97                                         25,000          24,974
Preferred Receivables Funding Corp.
  5.41%, 01/07/97                                         30,000          29,973
  5.38%, 02/13/97                                         32,900          32,691
Ranger Funding Corp.
  5.43%, 01/22/97                                         20,000          19,938
  5.40%, 01/30/97                                         10,000           9,957
  5.39%, 02/03/97                                         20,000          19,902
  5.43%, 03/14/97                                         18,000          17,807

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Receivables Capital Corp.
  5.43%, 02/07/97                                        $17,000      $   16,906
Sheffield Receivables Corp.
  6.75%, 01/02/97                                          5,410           5,409
WCP Funding, Inc.
  5.41%, 03/07/97                                         25,000          24,759
  5.41%, 03/11/97                                         20,000          19,796
  5.43%, 03/13/97                                         20,000          19,789
Windmill Funding
  5.39%, 01/16/97                                         25,353          25,297
  5.39%, 01/17/97                                         30,000          29,929
  5.50%, 03/19/97                                         20,000          19,768
  5.53%, 03/20/97                                         35,000          34,587
                                                                      ----------
                                                                       1,844,142
                                                                      ----------
AUTOMOTIVE--5.7%
Chrysler Financial Corp.
  5.49%, 01/22/97                                         75,000          74,764
  5.49%, 01/27/97                                         49,000          48,809
  5.49%, 01/29/97                                         20,000          19,916
Ford Credit Europe PLC
  5.38%, 02/25/97                                          7,000           6,943
  5.38%, 03/03/97                                         25,000          24,775
  5.38%, 03/04/97                                         20,000          19,817
  5.37%, 03/07/97                                         22,200          21,988
Ford Motor Credit
  5.37%, 02/03/97                                         20,000          19,903
  5.37%, 02/05/97                                         43,000          42,778
  5.38%, 02/11/97                                         50,000          49,699
General Motors Acceptance Corp.
  5.87%, 01/30/97                                         35,000          34,839
  5.61%, 02/12/97                                         27,000          26,828
  5.72%, 03/03/97                                         28,000          27,736
  5.88%, 03/05/97                                         28,000          27,720
  5.87%, 03/12/97                                         28,000          27,690
  5.61%, 04/15/97                                          9,000           8,858
  5.50%, 05/16/97                                         25,000          24,499
  5.50%, 06/05/97                                         15,000          14,655
  5.60%, 06/23/97                                         25,000          24,345
  5.60%, 06/25/97                                         21,000          20,445
Renault Credit Internationale SA Banque
  5.49%, 01/13/97                                         30,000          29,946
                                                                      ----------
                                                                         596,953
                                                                      ----------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
BANKING--AUSTRALIA--0.3%
National Australia Funding (Delaware), Inc.
  5.80%, 04/17/97                                        $17,000       $  16,719
  5.79%, 04/17/97                                         10,000           9,835
                                                                         -------
                                                                          26,554
                                                                         -------
BANKING--BELGIUM--0.9%
Cregem North America, Inc.
  5.42%, 01/14/97                                         25,000          24,952
  5.39%, 02/04/97                                         30,000          29,848
  5.38%, 02/10/97                                         25,000          24,853
  5.37%, 02/14/97                                         12,100          12,022
                                                                         -------
                                                                          91,675
                                                                         -------
BANKING--CANADA--1.2%
Bank of Montreal
  5.38%, 01/09/97                                         41,000          40,951
Bank of Nova Scotia
  5.38%, 02/19/97                                         50,000          49,639
  5.40%, 03/17/97                                         40,000          39,557
                                                                         -------
                                                                         130,147
                                                                         -------
BANKING--DENMARK--0.7%
Den Danske Corp.
  5.38%, 02/28/97                                         10,000           9,915
Unifunding, Inc.
  5.41%, 01/07/97                                         14,000          13,988
  5.41%, 01/22/97                                         29,000          28,909
  5.43%, 03/10/97                                         25,000          24,747
                                                                         -------
                                                                          77,559
                                                                         -------
BANKING--DOMESTIC--3.0%
Bankers Trust New York Corp.
  5.86%, 01/06/97                                         40,000          39,968
  5.58%, 02/10/97                                         20,000          19,879
  5.57%, 02/19/97                                         50,000          49,631
  5.53%, 04/16/97                                         13,000          12,796
  5.50%, 06/19/97                                         20,000          19,499
International Securitization Corp./(First National
  Bank of Chicago LOC)
  5.39%, 02/25/97                                         14,000          13,886
  5.41%, 03/03/97                                          7,900           7,829
  5.54%, 03/20/97                                         13,825          13,661
NationsBank Corp.
  5.38%, 02/07/97                                         50,000          49,728
  5.53%, 02/11/97                                         40,000          39,755
Secured Short Term Notes 96-7
  5.68%, 03/21/97                                         37,000          37,000

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Vehicle Services of America/(NationsBank
  of Texas LOC)
  5.43%, 03/06/97                                         $7,000        $  6,933
                                                                         -------
                                                                         310,565
                                                                         -------
BANKING--ITALY--0.2%
Cariplo Finance, Inc.
  5.42%, 01/16/97                                         25,000          24,944
                                                                         -------
BANKING--JAPAN--0.9%
Anchor Funding Corp./(Dai-Ichi Kangyo Bank LOC)
  5.51%, 02/19/97                                          5,000           4,963
Apex Funding Corp./(Bank of Tokyo-Mitsubishi LOC)
  5.51%, 02/28/97                                         23,384          23,179
Gotham Funding Corp./(Bank of Tokyo-
  Mitsubishi LOC)
  5.50%, 02/04/97                                         20,500          20,395
  5.48%, 02/21/97                                         20,000          19,847
Ridge Capital II/(Dai-Ichi Kangyo Bank LOC)
  5.55%, 01/06/97                                         30,000          29,977
                                                                         -------
                                                                          98,361
                                                                         -------
BANKING--SPAIN--0.7%
B.B.V. Finance (Delaware) Inc.
  5.56%, 02/18/97                                         50,000          49,640
BEX America Finance, Inc.
  5.43%, 01/07/97                                         25,000          24,978
                                                                         -------
                                                                          74,618
                                                                         -------
BANKING--SWEDEN--0.5%
Nordbanken of North America, Inc.
  5.38%, 02/24/97                                         17,000          16,865
  5.40%, 03/05/97                                         35,000          34,673
                                                                         -------
                                                                          51,538
                                                                         -------
BANKING--UNITED KINGDOM--1.1%
Abbey National N.A. Corp.
  5.61%, 04/02/97                                         50,000          49,310
Abbey National Treasury Services PLC
  5.13%, 03/03/97                                         25,000          24,996
Bank of Scotland Treasury Services
  5.50%, 04/09/97                                         20,000          19,709
Yorkshire Building Society
  5.40%, 02/05/97                                         25,000          24,871
                                                                         -------
                                                                         118,886
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
COMPUTERS AND OFFICE EQUIPMENT--0.2%
CSC Enterprises
  5.45%, 01/09/97                                       $ 10,000        $  9,989
  5.42%, 01/14/97                                          8,000           7,984
                                                                         -------
                                                                          17,973
                                                                         -------
FINANCE--COMMERCIAL--4.9%
Finova Capital Corp.
  5.49%, 01/16/97                                         25,000          24,944
General Electric Capital Corp.
  5.41%, 01/14/97                                         67,000          66,871
  5.41%, 01/15/97                                         50,000          49,896
  5.41%, 01/16/97                                         40,000          39,911
  5.41%, 01/17/97                                         25,000          24,941
General Electric Capital Services
  5.55%, 01/16/97                                         40,000          39,909
  5.40%, 01/30/97                                         12,000          11,949
  5.40%, 02/04/97                                         50,000          49,749
  5.38%, 02/19/97                                         50,000          49,639
  5.80%, 02/26/97                                         30,000          29,737
Heller Financial Inc.
  5.53%, 02/04/97                                          5,000           4,974
  5.54%, 02/05/97                                         17,000          16,910
  5.44%, 02/14/97                                         15,000          14,902
  5.43%, 02/14/97                                         24,000          23,843
  5.46%, 02/24/97                                         26,000          25,790
  5.51%, 03/07/97                                         34,000          33,668
  5.66%, 04/17/97                                          5,000           4,918
                                                                         -------
                                                                         512,551
                                                                         -------
FINANCE--CONSUMER--6.0%
American Express Credit Corp.
  5.40%, 01/30/97                                         40,000          39,829
  5.40%, 01/31/97                                         50,000          49,778
  5.40%, 02/06/97                                         37,000          36,803
  5.38%, 02/11/97                                         40,000          39,759
  5.38%, 02/12/97                                         12,000          11,926
Associates Corp. of North America
  5.40%, 01/28/97                                         70,000          69,720
  5.40%, 01/29/97                                        100,000          99,587
  5.40%, 01/30/97                                         22,000          21,906
  5.38%, 02/07/97                                         33,000          32,820
  5.39%, 02/10/97                                         30,000          29,823
  5.39%, 02/12/97                                         50,000          49,690
Household Finance Corp.
  5.40%, 01/22/97                                         19,000          18,941
  5.43%, 01/24/97                                         50,000          49,829
  5.39%, 02/24/97                                         23,000          22,816

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Sears Roebuck Acceptance Corp.
  5.41%, 02/11/97                                        $20,000        $ 19,879
  5.41%, 02/12/97                                         40,000          39,751
                                                                         -------
                                                                         632,857
                                                                         -------
MISCELLANEOUS MANUFACTURING--0.2%
Newell Co.
  5.41%, 02/10/97                                         22,000          21,869
                                                                         -------
MORTGAGE BANKING--0.2%
Countrywide Home Loans, Inc.
  5.41%, 01/08/97                                          9,000           8,991
  5.43%, 01/31/97                                          8,000           7,964
                                                                         -------
                                                                          16,955
                                                                         -------
PAPER AND WOOD PRODUCTS--0.2%
Rexam PLC
  5.38%, 02/12/97                                         17,900          17,789
                                                                         -------
PHARMACEUTICALS--0.3%
Glaxo Wellcome PLC
  5.38%, 02/20/97                                         30,000          29,779
                                                                         -------
SAVINGS AND LOAN--0.2%
Bank of America, FSB
  5.42%, 01/15/97                                         25,000          24,948
                                                                         -------
SECURITIES BROKERAGE-DEALER--14.0%
Bear Stearns Companies, Inc.
  5.39%, 02/25/97                                         50,000          49,594
  5.39%, 02/27/97                                         25,000          24,790
BT Securities Corp.
  5.58%, 02/10/97                                         14,000          13,916
  5.54%, 06/18/97                                         13,000          12,673
  5.50%, 07/01/97                                         15,000          14,598
CS First Boston Inc.
  5.41%, 02/03/97                                         20,000          19,902
  5.39%, 02/03/97                                         13,000          12,937
Goldman Sachs Group, LP
  5.38%, 02/06/97                                         75,000          74,603
  5.37%, 02/10/97                                         50,000          49,706
  5.45%, 03/14/97                                         12,000          11,871
  5.39%, 03/14/97                                         68,000          67,277
  5.40%, 03/18/97                                         10,000           9,888
  5.43%, 03/20/97                                         50,000          49,420

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Lehman Brothers Holdings, Inc.
  5.67%, 01/23/97                                        $54,000       $  53,817
  5.84%, 03/13/97                                         23,000          22,743
  5.50%, 06/05/97                                         57,000          55,687
  5.55%, 06/12/97                                         49,000          47,809
  5.55%, 06/13/97                                         39,000          38,048
Merrill Lynch & Co., Inc.
  5.39%, 01/24/97                                         20,000          19,932
  5.40%, 02/13/97                                         50,000          49,682
  5.39%, 02/25/97                                         14,000          13,886
  5.38%, 02/28/97                                         98,000          97,164
  5.40%, 03/11/97                                         17,000          16,826
  5.51%, 04/16/97                                         50,000          49,218
Morgan Stanley Group, Inc.
  5.42%, 01/21/97                                         74,000          73,780
  5.40%, 01/28/97                                         32,000          31,872
  5.40%, 01/29/97                                         40,000          39,834
  5.39%, 02/05/97                                         25,000          24,871
  5.39%, 02/06/97                                         10,000           9,947
  5.75%, 03/19/97                                         25,000          24,701
  5.60%, 03/21/97                                         35,000          34,581
  5.59%, 03/21/97                                         50,000          49,402
  5.75%, 03/24/97                                         50,000          49,363
  5.64%, 04/01/97                                         54,000          53,260
  5.64%, 04/04/97                                         50,000          49,292
Nomura Holdings America, Inc.
  5.44%, 01/10/97                                         14,000          13,981
  5.45%, 01/17/97                                         12,000          11,971
PaineWebber Group, Inc.
  5.58%, 01/02/97                                         16,000          15,998
  5.48%, 01/31/97                                         40,000          39,820
Salomon, Inc.
  5.58%, 02/21/97                                         30,000          29,766
  5.54%, 02/27/97                                         30,000          29,741
  5.61%, 03/18/97                                         10,000           9,883
                                                                       ---------
                                                                       1,468,050
                                                                       ---------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE
  OBLIGATIONS (Cost $6,188,713)                                        6,188,713
                                                                       ---------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
CERTIFICATES OF DEPOSIT--32.4%
BANKING--AUSTRALIA--0.5%
Australia & New Zealand Bank Group
  5.38%, 03/07/97                                       $ 50,000        $ 50,000
                                                                        --------
BANKING--CANADA--1.7%
Bank of Montreal
  5.42%, 01/10/97                                        100,000         100,000
Canadian Imperial Bank of Commerce
  5.41%, 01/07/97                                         50,000          50,000
  5.42%, 01/14/97                                         25,000          25,000
                                                                        --------
                                                                         175,000
                                                                        --------
BANKING--DOMESTIC--4.3%
Bankers Trust Company
  5.43%, 01/08/97                                        100,000         100,000
  5.50%, 03/10/97                                         50,000          50,000
Chase Manhattan Bank U.S.A.
  5.75%, 03/11/97                                         50,000          50,000
  5.60%, 04/01/97                                         50,000          50,000
  5.60%, 04/03/97                                         40,000          40,000
First Deposit National Bank
  5.50%, 02/13/97                                         25,000          25,000
MBNA America Bank N.A.
  5.51%, 02/07/97                                         21,000          21,000
  5.44%, 03/04/97                                         37,000          37,000
  5.54%, 03/18/97                                         11,000          11,000
Mellon Bank N.A.
  5.50%, 04/08/97                                         45,000          45,000
Providian National Bank
  5.43%, 01/14/97                                         25,000          25,000
                                                                        --------
                                                                         454,000
                                                                        --------
BANKING--FRANCE--6.4%
Banque Nationale de Paris
  5.40%, 01/15/97                                         55,000          55,001
  5.41%, 01/24/97                                         11,000          11,000
  5.40%, 02/06/97                                         10,000          10,001
  5.38%, 02/06/97                                         50,000          50,000
  5.38%, 02/20/97                                         64,000          64,002
  5.38%, 03/04/97                                         52,000          52,000
  5.38%, 03/05/97                                         30,000          30,000
  5.38%, 03/06/97                                         63,000          63,000
  5.43%, 03/18/97                                         32,000          32,000
  5.54%, 04/15/97                                         25,000          25,001
  5.54%, 06/19/97                                         25,000          25,001

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Societe Generale
  5.54%, 03/14/97                                        $25,000        $ 25,000
  5.65%, 03/31/97                                         25,000          24,996
  5.60%, 04/03/97                                         50,000          50,001
  5.90%, 05/30/97                                         25,000          24,997
  6.09%, 06/10/97                                         25,000          24,997
  6.12%, 06/13/97                                         34,000          33,994
  6.11%, 06/13/97                                         25,000          24,998
  5.83%, 08/20/97                                         50,000          49,985
                                                                         -------
                                                                         675,974
                                                                         -------
BANKING--GERMANY--1.9%
Bayerische Hypotheken und Wechsel Bank
  5.38%, 02/26/97                                         50,000          50,000
  5.39%, 03/07/97                                         50,000          49,999
Bayerische Landesbank Girozentrale
  4.94%, 01/13/97                                         43,000          43,004
Bayerische Vereinsbank AG
  5.50%, 06/19/97                                         30,000          30,001
Landesbank Hessen-Thuringen Girozentrale
  6.20%, 09/05/97                                         25,000          25,002
                                                                         -------
                                                                         198,006
                                                                         -------
BANKING--ITALY--0.5%
Cariplo SpA
  5.42%, 01/27/97                                         25,000          25,000
  5.43%, 02/03/97                                         20,000          20,000
  5.38%, 02/19/97                                         10,000          10,000
                                                                         -------
                                                                          55,000
                                                                         -------
BANKING--JAPAN--12.9%
Bank of Tokyo-Mitsubishi, Ltd.
  5.62%, 01/02/97                                         50,000          50,000
  5.62%, 01/06/97                                         41,000          40,999
  5.50%, 01/10/97                                         55,000          55,000
  5.52%, 03/03/97                                         50,000          49,998
  5.52%, 03/12/97                                         50,000          50,000
Dai-Ichi Kangyo Bank, Ltd.
  5.54%, 01/15/97                                         25,000          25,000
  5.60%, 03/05/97                                         25,000          24,997
  5.70%, 03/12/97                                         35,000          34,989
  5.62%, 03/13/97                                         17,000          16,998
  5.65%, 03/19/97                                         10,000          10,000

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Industrial Bank of Japan, Ltd.
  5.58%, 01/02/97                                        $80,000      $   80,000
  5.61%, 01/03/97                                         16,000          16,000
  5.58%, 01/03/97                                         80,000          80,003
  5.50%, 01/07/97                                         50,000          50,000
  5.50%, 01/09/97                                         33,000          33,000
  5.50%, 02/03/97                                         90,000          90,000
  5.48%, 02/13/97                                         30,000          30,000
  5.48%, 02/21/97                                         60,000          60,000
  5.62%, 03/12/97                                         37,000          37,000
  5.58%, 03/19/97                                         20,000          20,000
Sanwa Bank, Ltd.
  5.61%, 01/06/97                                         13,000          13,000
  5.49%, 01/08/97                                         25,000          25,000
  5.52%, 01/17/97                                         50,000          50,000
  5.49%, 01/17/97                                         25,000          25,000
  5.52%, 01/21/97                                         50,000          50,000
  5.50%, 01/21/97                                         18,000          18,000
  5.49%, 01/21/97                                         30,000          30,000
  5.52%, 01/22/97                                         36,000          36,000
  5.51%, 01/23/97                                         30,000          30,000
  5.51%, 01/24/97                                         50,000          50,001
  5.51%, 01/27/97                                         40,000          40,000
  5.50%, 01/27/97                                         20,000          20,000
  5.52%, 01/29/97                                         25,000          25,000
  5.50%, 01/31/97                                         20,000          20,000
  5.49%, 02/24/97                                         50,000          49,999
  5.69%, 03/10/97                                         11,000          10,997
                                                                      ----------
                                                                       1,346,981
                                                                      ----------
BANKING--NETHERLANDS--0.7%
ABN-Amro Bank N.V.
  4.95%, 02/14/97                                         50,000          49,996
  5.82%, 02/18/97                                         25,000          24,990
                                                                      ----------
                                                                          74,986
                                                                      ----------
BANKING--SWEDEN--1.4%
Svenska Handelsbanken
  5.39%, 02/18/97                                         20,000          20,000
  5.38%, 02/24/97                                         50,000          50,000
  5.60%, 03/31/97                                         30,000          30,001
  5.54%, 04/11/97                                         50,000          50,001
                                                                      ----------
                                                                         150,002
                                                                      ----------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
BANKING--UNITED KINGDOM--2.1%
Abbey National Treasury Services PLC
  5.13%, 02/20/97                                        $50,000      $   50,001
  5.08%, 02/26/97                                         25,000          25,000
  5.38%, 03/03/97                                         25,000          25,000
  5.61%, 04/02/97                                         25,000          25,000
  5.50%, 04/08/97                                         50,000          50,001
Bank of Scotland
  5.61%, 04/04/97                                         50,000          50,001
                                                                      ----------
                                                                         225,003
                                                                      ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $3,404,952)                                                    3,404,952
                                                                      ----------
VARIABLE RATE OBLIGATIONS--6.0%(a) (b)
ASSET BACKED SECURITIES--1.0%
Beta Finance, Inc.
  5.56%, 01/15/97                                         50,000          49,997
Corporate Asset Funding Corp.
  5.56%, 01/10/97                                         50,000          49,998
                                                                      ----------
                                                                          99,995
                                                                      ----------
BANKING--DOMESTIC--0.5%
Keystone Health Resources Corp. Variable Rate
  Taxable Demand Notes Series 1993/(PNC Bank LOC)
  5.80%, 01/07/97                                          3,300           3,300
PNC Bank, N.A.
  5.57%, 01/27/97                                         40,000          39,967
Town of Islip Industrial Development Agency 1992
  Taxable Adjustable Rate Industrial Development
  Revenue Bonds (Nussdorf Associates/Quality King
  Distributors, Inc. Facility)/(European American
  Bank LOC)
  5.81%, 01/07/97                                          7,180           7,180
                                                                      ----------
                                                                          50,447
                                                                      ----------
BANKING--GERMANY--0.1%
General Obligation Refunding Bonds of the County of
  Hudson (State of New Jersey) (Variable Rate Demand
  Obligations) Taxable Series 1995/(Landesbank
  Hessen-Thuringen Girozentrale LOC)
  5.90%, 01/07/97                                          9,300           9,300
                                                                      ----------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
BANKING--JAPAN--0.1%
New York City Industrial Development Agency
  Industrial Development Revenue Bonds (G.A.F.
  Seelig Inc. Project) Series 1993/(Industrial Bank
  of Japan Schroder Bank & Trust LOC)
  6.05%, 01/07/97                                       $  2,130        $  2,130
                                                                         -------
BANKING--UNITED KINGDOM--0.2%
County of Riverside 1990 Taxable Variable Rate
  Certificates of Participation (Monterey Avenue
  Project)/ (National Westminister Commerzbank LOC)
  5.85%, 01/07/97                                          8,100           8,100
New Jersey Economic Development Authority Variable
  Rate Title IX Loan Portfolio Securitization
  Bonds/(National Westminster Bank LOC)
  5.91%, 01/06/97                                         24,500          24,500
                                                                         -------
                                                                          32,600
                                                                         -------
INSURANCE--1.5%
Commonwealth Life Insurance Co.
  5.64%, 01/01/97                                         10,000          10,000
  5.46%, 01/01/97                                        100,000         100,000
General American Life Insurance Co.
  5.58%, 01/07/97                                         50,000          50,000
                                                                         -------
                                                                         160,000
                                                                         -------
MONOLINE INSURANCE--0.1%
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note Obligations
  Series 1995A/(MBIA Insurance)
  5.90%, 01/07/97                                          6,600           6,600
Baptist Health Systems of South Florida, Inc.
  Taxable Variable Rate Direct Note Obligations
  Series 1995B/(MBIA Insurance)
  5.90%, 01/07/97                                          4,500           4,500
New Orleans Aviation Board Taxable Refunding Bonds
  Series 1993A/(MBIA Insurance)
  6.03%, 01/07/97                                            700             700
                                                                         -------
                                                                          11,800
                                                                         -------
SECURITIES BROKERAGE-DEALER--2.5%
Bear Stearns Companies, Inc.
  5.61%, 01/06/97                                         60,000          60,000
  5.59%, 01/06/97                                        110,000         110,000

--------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Lehman Brothers Holdings, Inc.
  5.67%, 01/30/97                                        $95,000        $ 95,000
                                                                        --------
                                                                         265,000
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $631,272)                                                        631,272
                                                                        --------
U.S. TREASURY OBLIGATIONS--1.0%
U.S. Treasury Notes
  7.50%, 01/31/97                                         50,000          50,101
  6.63%, 03/31/97                                         50,000          50,166
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $100,267)                                                        100,267
                                                                        --------
BANK NOTES--0.8%
BANKING--CANADA--0.7%
Harris Trust & Savings Bank
  5.59%, 03/26/97                                         45,000          44,992
  6.10%, 06/17/97                                         25,000          24,993
                                                                        --------
                                                                          69,985
                                                                        --------
BANKING--DOMESTIC--0.1%
FCC National Bank
  5.55%, 02/21/97                                         13,000          13,000
                                                                        --------
TOTAL BANK NOTES
  (Cost $82,985)                                                          82,985
                                                                        --------
MUNICIPAL BONDS--0.5%
BANKING--FRANCE--0.5%
The City of New York General Obligation Bonds Fiscal
  1995 Series F-8/(Societe Generale LOC)
  5.55%, 02/25/97                                         14,000          14,000
The City of New York General Obligation Bonds Fiscal
  1996 Series A-2/(Societe Generale LOC)
  5.55%, 02/25/97                                         38,000          38,000
The City of New York General Obligation Bonds Fiscal
  1996 Series F/(Societe Generale LOC)
  5.55%, 02/25/97                                          5,500           5,500
                                                                        --------
TOTAL MUNICIPAL BONDS
  (Cost $57,500)                                                          57,500
                                                                        --------

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
REMARKETED CERTIFICATES--0.2%(a)
ASSET BACKED SECURITIES--0.2%
Black & Decker RECOP Trust
  5.40%, 02/03/97                                        $10,000     $    10,000
  5.40%, 02/14/97                                         10,000          10,000
                                                                     -----------
TOTAL REMARKETED CERTIFICATES
  (Cost $20,000)                                                          20,000
                                                                     -----------
                                                        Maturity
                                                        --------
REPURCHASE AGREEMENTS--0.2%
Salomon Brothers, Inc. 7.00%, Issue Date 12/31/96
  Due 01/02/97; Tri-Party Repurchase Agreement;
  Collateralized By: U.S. Government Agency
  Obligations                                             26,010          26,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $26,000)                                                          26,000
                                                                     -----------
TOTAL INVESTMENTS--100%
  (Cost $10,511,689)                                                 $10,511,689
                                                                     ===========

------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 1996

Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and Treasury notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate value of private placement securities held by the Fund was $2,383,676,000 which represented 22.75% of net assets. Of this total, $2,178,676,000 or 20.80% of net assets, was determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1996. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     Abbreviations
     -------------
     LOC        Letter of Credit
     MBIA       Municipal Bond Investors Assurance Corporation
     RECOP      Remarketed Certificates of Participation

See accompanying Notes to Financial Statements.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
--------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

ASSETS
Investments, at value (Cost: $10,511,689)                $10,511,689
Interest receivable                                           55,051
Receivable for Fund shares sold                               80,409
Deferred organization costs                                        7
Prepaid expenses                                                 155
                                                         -----------
    Total assets                                          10,647,311
                                                         -----------
LIABILITIES
Payable for:
  Dividends                                                   67,797
  Fund shares redeemed                                       101,347
  Investment advisory and administration fee                     638
  Transfer agency and shareholder service fees                    62
  Other                                                          930
                                                         -----------
    Total liabilities                                        170,774
                                                         -----------
Net assets applicable to outstanding shares              $10,476,537
                                                         ===========
NET ASSETS CONSIST OF:
  Paid-in-capital                                        $10,476,662
  Accumulated net realized loss on investments sold             (125)
                                                         -----------
                                                         $10,476,537
                                                         ===========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                         10,476,662
  Net asset value, offering and redemption price
    per share                                                  $1.00

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended December 31, 1996

Interest income                                             $485,244
                                                            --------
Expenses:
  Investment advisory and administration fee                  36,748
  Transfer agency and shareholder service fees                21,905
  Custodian fees                                                 659
  Registration fees                                            1,448
  Professional fees                                              132
  Shareholder reports                                            114
  Trustees' fees                                                  36
  Amortization of deferred organization costs                     22
  Insurance and other expenses                                   124
                                                            --------
                                                              61,188
Less: expenses reduced (see Note 4)                          (26,140)
                                                            --------
Total expenses incurred by Fund                               35,048
                                                            --------
Net investment income                                        450,196
Net realized gain on investments sold                              6
                                                            --------
Increase in net assets resulting from operations            $450,202
                                                            ========

See accompanying Notes to Financial Statements.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
----------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                   Year ended
                                                  December 31,
                                               1996           1995
                                           ------------    -----------
Operations:
  Net investment income                    $    450,196    $   310,965
  Net realized gain (loss) on
    investments sold                                  6             (5)
                                           ------------    -----------
  Increase in net assets resulting from
    operations                                  450,202        310,960
                                           ------------    -----------
Dividends to shareholders from net
  investment income                            (450,196)      (310,965)
                                           ------------    -----------
Capital share transactions (at $1.00 per
  share):
  Proceeds from shares sold                  14,542,131     10,404,416
  Net asset value of shares issued in
    reinvestment of dividends                   405,539        262,426
  Less payments for shares redeemed         (11,395,029)    (7,474,576)
                                           ------------    -----------
  Increase in net assets from capital
    share transactions                        3,552,641      3,192,266
                                           ------------    -----------
Total increase in net assets                  3,552,647      3,192,261

Net assets:
  Beginning of period                         6,923,890      3,731,629
                                           ------------    -----------
  End of period                            $ 10,476,537    $ 6,923,890
                                           ============    ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or U.S. government agency obligations. All collateral is held by the Funds' custodian, except in the case of a tri-party agreement, the collateral is held by an agent bank. The collateral is monitored daily to

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% of the first $2 billion of average daily net assets, 0.45% of the next $1 billion, and 0.40% of such assets in excess of $3 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for redemptions in amounts less than $5,000 and may impose a $5.00 fee for monthly

------------------------------------------------------------------------------

balances below the minimum required. Schwab has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $36,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $6,081,000 and $20,059,000, respectively (see Note 6).

5. INVESTMENT TRANSACTIONS

Purchases and sales, including maturities of investment securities for the year ended December 31, 1996, aggregated (in thousands) $33,695,195 and $30,157,323, respectively.

SCHWAB VALUE ADVANTAGE MONEY FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                                        Period
                                                                                         ended
                                     \---------Year ended December 31,-----------\    December 31,
                                        1996         1995        1994       1993         1992++
                                     -----------  ----------  ----------  --------    ------------
Net asset value at beginning of
 period                              $      1.00  $     1.00  $     1.00  $   1.00      $    1.00
Income from investment operations
---------------------------------
 Net investment income                      0.05        0.06        0.04      0.03           0.02
 Net realized and unrealized gain
   (loss) on investments                      --          --          --        --             --
                                     -----------  ----------  ----------  --------       --------
   Total from investment operations         0.05        0.06        0.04      0.03           0.02
Less distributions
------------------
 Dividends from net investment
   income                                  (0.05)      (0.06)      (0.04)    (0.03)         (0.02)
 Distributions from realized gains
   on investments                             --          --          --        --             --
                                     -----------  ----------  ----------  --------       --------
   Total distributions                     (0.05)      (0.06)      (0.04)    (0.03)         (0.02)
                                     -----------  ----------  ----------  --------       --------
Net asset value at end of period     $      1.00  $     1.00  $     1.00  $   1.00      $    1.00
                                     ===========  ==========  ==========  ========       ========
Total return (not annualized)               5.26%       5.80%       4.09%     3.02%          2.33%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)    $10,476,537  $6,923,890  $3,731,629  $729,356      $ 319,024
 Ratio of expenses to average net
   assets+                                  0.40%       0.40%       0.40%     0.39%          0.29%*
 Ratio of net investment income to
   average net assets+                      5.14%       5.63%       4.40%     2.97%          3.27%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net
     assets                                0.70%       0.72%       0.79%     0.82%      0.94%*
   Ratio of net investment income to
     average net assets                    4.84%       5.31%       4.01%     2.54%      2.62%*

++ Period from April 30, 1992 (commencement of operations) to December 31, 1992.

* Annualized

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Value Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of its operations for the year ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)
The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                         SCHWAB ASSET ALLOCATION FUNDS

                    Schwab Asset Director*--High Growth Fund
                   Schwab Asset Director--Balance Growth Fund
                Schwab Asset Director--Conservative Growth Fund
                Schwab OneSource Portfolios--Growth Allocation Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                              Schwab 1000 Fund(R)
                              Schwab S&P 500 Fund
                           Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios--International

                               SCHWAB BOND FUNDS

                    Schwab Government Bond Funds--Long-Term
                             and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate
                Schwab California Tax-Free Bond Funds--Long-Term
                             and Short/Intermediate

                           SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R)

Please call 1-800-2-NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

SchwabFunds                                             ==============
---------------                                           BULK RATE
F A M I L Y (R)                                          U.S. POSTAGE
---------------                                              PAID
                                                        CHARLES SCHWAB
101 Montgomery Street                                   ==============
San Francisco, California 94104





INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4503R(2/97) CRS 11811 Printed on recycled paper